Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		$ (585,396)		$ (881,722)		$ (881,722)		$ (881,723)		$ (884,507)
Statement of income		104,832		179,227		197,453		105,308		158,513
Exchange variation		14,904		(2,064)		(28,755)		18,404		45,541
Other Adjustments		(2,289)	[1]	46,915	[1]	3,098	[2]	819	[2]	(201,270)
Balance		(467,949)		(657,644)		(585,396)		(881,722)		(881,723)
Tax losses and negative basis of social contribution [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		840,172						431,501		361,006
Statement of income						154,719		200,298		90,950
Exchange variation						36,289		16,863		(20,455)
Other Adjustments	[2]							502
Balance						840,172				431,501
Expected credit losses on trade accounts receivable [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		38,086						26,259		21,418
Statement of income		8,026				4,869		3,903		6,424
Exchange variation		(3,132)				1,645		1,410		(1,583)
Other Adjustments			[1]				[2]		[2]
Balance		42,980				38,086				26,259
Provisions for contingencies [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		78,840						97,506		96,790
Statement of income		(4,619)				(19,037)		(9,963)		7,555
Exchange variation		32,965				3,724		6,610		(6,839)
Other Adjustments			[1]				[2]		[2]
Balance		107,186				78,840				97,506
Present value adjustment [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		7,648						8,165		5,680
Statement of income		(2,019)				(4,401)		2,625		2,529
Exchange variation		(933)				723		536		(44)
Other Adjustments			[1]				[2]		[2]
Balance		4,696				7,648				8,165
Tax credits [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		23,685
Statement of income		(2,412)				10,480
Exchange variation		25				(19)
Other Adjustments		(49)	[1]			28	[2]
Balance		21,249				23,685
Labor accident accruals [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		7,927						39,203		40,262
Statement of income		(1,010)				1,788		(33,065)		(1,058)
Exchange variation								1		(1)
Other Adjustments			[1]				[2]		[2]
Balance		6,917				7,927				39,203
Pension plan [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		11,956		21,677		21,677
Statement of income		(1,453)		7,346		3,700		(5,487)
Exchange variation		71		(372)		(17)		17
Other Adjustments		(2,102)	[1]	(4,462)	[1]	(2,212)	[2]	(5,722)	[2]
Balance		8,472		24,189		11,956		21,677
Trade accounts payable accrual [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		277,512		264,851		264,851		257,023		181,471
Statement of income		41,654		(29,849)		(12,388)		17,101		75,552
Exchange variation		(51,605)		3,330		5,665		10,111
Other Adjustments			[1]		[1]		[2]		[2]
Balance		267,561		238,332		277,512		264,851		257,023
Non-deductible interest [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		211,958		5,894		5,894		5,894		481
Statement of income		3,630		27,431		135,394		70,669		5,411
Exchange variation		1		(1,536)		1				2
Other Adjustments			[1]		[1]		[2]		[2]
Balance		215,589		31,789		211,958		5,894		5,894
Right of use assets [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		25,417		6,072		6,072		6,072		7,809
Statement of income		3,178		2,207		1,848		16,077		(1,391)
Exchange variation		(2,320)		318		986		434		(346)
Other Adjustments			[1]		[1]		[2]		[2]
Balance		26,275		8,597		25,417		6,072		6,072
Other temporary differences – assets [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		124,394						53,439		98,252
Statement of income						(16,514)		85,724		(40,107)
Exchange variation						(6,167)		1,702		(4,706)
Other Adjustments						5,955		255
Balance						124,394				53,439
Goodwill amortization [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(851,840)		(705,645)		(705,645)		(705,645)		(697,073)
Statement of income		(7,478)		(3,045)		(11,163)		(36,002)		(52,388)
Exchange variation		98,108		(41,317)		(54,719)		(44,311)		43,816
Other Adjustments			[1]		[1]		[2]		[2]
Balance		(761,210)		(750,007)		(851,840)		(705,645)		(705,645)
Present value adjustment – Trade accounts payable [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(6,064)		(6,015)		(6,015)		(6,015)		304
Statement of income		2,052		(1,471)		2,595		(1,716)		(6,497)
Exchange variation		564		(305)		(554)		(374)		178
Other Adjustments			[1]		[1]		[2]		[2]
Balance		(3,448)		(7,791)		(6,064)		(6,015)		(6,015)
Business combinations [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(444,250)		(473,421)		(473,421)		(473,415)		(323,680)
Statement of income		(30,126)		25,185		(16)		43,905		18,301
Exchange variation		4,673		(3,956)		(2,806)		(5,335)		9,158
Other Adjustments			[1]	19,620	[1]		[2]	(6,583)	[2]	(177,194)
Balance		(469,703)		(432,572)		(444,250)		(473,421)		(473,415)
Inventory valuation [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(207,085)		23,596		23,596		23,596		(97,093)
Statement of income		(9,468)		29,945		(97,383)		(133,299)		120,673
Exchange variation		(2)		(1,120)		1
Other Adjustments			[1]		[1]		[2]		[2]	16
Balance		(216,555)		52,421		(207,085)		23,596		23,596
Hedge operations [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(25,364)	[3],[4]	(27,002)		(27,002)
Statement of income		55,391	[3]	1,984		(32,815)	[4]	20,698	[4]
Exchange variation		(836)	[3]	(3,629)		(85)	[4]	620	[4]
Other Adjustments		(138)	[1],[3]	31,973	[1]	(673)	[2],[4]	13,893	[2],[4]
Balance		29,053	[3]	3,326		(25,364)	[3],[4]	(27,002)
Realization of other reserves [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(115,640)		(106,120)		(106,120)		(106,120)		(116,908)
Statement of income		1,412		1,704		3,223		3,156		2,846
Exchange variation		14,806		(7,043)		(8,484)		(7,415)		7,942
Other Adjustments			[1]		[1]		[2]		[2]
Balance		(99,422)		(111,459)		(115,640)		(106,120)		(106,120)
Accelerated depreciation and amortization [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(514,285)		(492,570)		(492,570)		(492,570)		(417,396)
Statement of income		103,212		38,785		72,554		(93,828)		(75,196)
Exchange variation				(724)				(441)		22
Other Adjustments			[1]		[1]		[2]		[2]
Balance		(411,073)		(454,509)		(514,285)		(492,570)		(492,570)
Other temporary differences [member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(68,463)
Exchange variation						(4,938)
Balance						(68,463)
Tax credits [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				13,438		13,438		13,438		9,817
Statement of income				(664)				(225)		3,603
Exchange variation				75				36
Other Adjustments				(28)	[1]			(53)	[2]	18
Balance				12,821				13,438		13,438
Rules for Animal Farming – Foreign Subsidiaries [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Exchange variation								(7,815)
Customer return accruals [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				(33,416)		(33,416)		(33,416)		(32,679)
Statement of income				3,908				33,416		(737)
Exchange variation				(120)
Other Adjustments					[1]				[2]
Balance				(29,628)				(33,416)		(33,416)
Other temporary differences – liabilities [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		55,931		24,304		24,304		(29,128)		(68,697)
Statement of income		(28,277)		(11,319)				(78,679)		25,222
Exchange variation		(2,225)		29,310				45,755		14,522
Other Adjustments			[1]	3,823	[1]			(1,473)	[2]	(175)
Balance		$ 25,429		46,118		55,931		24,304		(29,128)
Biological assets [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance								7,815		11,511
Statement of income										(3,695)
Exchange variation										(1)
Balance										7,815
Pension plan [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance								21,677		33,686
Statement of income										(2,673)
Exchange variation										(12)
Other Adjustments										(9,324)
Balance										21,677
Share-based payments [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance										253
Statement of income										(246)
Exchange variation										(7)
Hedge operations [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance								(27,002)		279
Statement of income										(16,565)
Exchange variation										3,895
Other Adjustments										(14,611)
Balance										(27,002)
Previously Stated [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				(757,192)		(757,192)		(881,723)
Balance								(757,192)		(881,723)
Previously Stated [Member] | Tax losses and negative basis of social contribution [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				649,164		649,164		431,501
Balance								649,164		431,501
Previously Stated [Member] | Expected credit losses on trade accounts receivable [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				31,572		31,572		26,259
Balance								31,572		26,259
Previously Stated [Member] | Provisions for contingencies [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				94,153		94,153		97,506
Balance								94,153		97,506
Previously Stated [Member] | Present value adjustment [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				11,326		11,326		8,165
Balance								11,326		8,165
Previously Stated [Member] | Tax credits [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				13,196		13,196
Balance								13,196
Previously Stated [Member] | Labor accident accruals [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				6,139		6,139		39,203
Balance								6,139		39,203
Previously Stated [Member] | Pension plan [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				10,485		10,485		21,677
Balance								10,485		21,677
Previously Stated [Member] | Trade accounts payable accrual [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				284,235		284,235		257,023
Balance								284,235		257,023
Previously Stated [Member] | Non-deductible interest [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				76,563		76,563		5,894
Balance								76,563		5,894
Previously Stated [Member] | Right of use assets [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				22,583		22,583		6,072
Balance								22,583		6,072
Previously Stated [Member] | Other temporary differences – assets [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				141,120		141,120		53,439
Balance								141,120		53,439
Previously Stated [Member] | Goodwill amortization [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				(785,958)		(785,958)		(705,645)
Balance								(785,958)		(705,645)
Previously Stated [Member] | Present value adjustment – Trade accounts payable [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				(8,105)		(8,105)		(6,015)
Balance								(8,105)		(6,015)
Previously Stated [Member] | Business combinations [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				(441,428)		(441,428)		(473,415)
Balance								(441,428)		(473,415)
Previously Stated [Member] | Inventory valuation [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				(109,703)		(109,703)		23,596
Balance								(109,703)		23,596
Previously Stated [Member] | Hedge operations [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance	[4]			8,209		8,209		(27,002)
Balance	[4]							8,209		(27,002)
Previously Stated [Member] | Realization of other reserves [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				(110,379)		(110,379)		(106,120)
Balance								(110,379)		(106,120)
Previously Stated [Member] | Accelerated depreciation and amortization [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				(586,839)		(586,839)		(492,570)
Balance								(586,839)		(492,570)
Previously Stated [Member] | Other temporary differences [member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				(63,525)		(63,525)
Balance								(63,525)
Previously Stated [Member] | Tax credits [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				13,196		13,196		13,438
Balance								13,196		13,438
Previously Stated [Member] | Rules for Animal Farming – Foreign Subsidiaries [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance								7,815
Balance										7,815
Previously Stated [Member] | Customer return accruals [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance								(33,416)
Balance										(33,416)
Previously Stated [Member] | Other temporary differences – liabilities [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance				$ (63,525)		$ (63,525)		(29,128)
Balance								$ (63,525)		$ (29,128)

[1]	Changes in the deferred tax statement of financial position accounts that do not directly impact income statement accounts, are shown in the column Other Adjustments. These adjustments refer mainly to: the direct subsidiary Brazservice Ltda. merged into the Company; deferred taxes on cash flow hedge transactions recognized in other comprehensive income, carried out by the subsidiary Seara Alimentos; and pension plan in the United States of America.
[2]	Changes in the deferred tax assets and liabilities that do not directly impact the statement of income. These adjustments refer mainly to: the direct subsidiary Brazservice Ltda. incorporated into the Group; deferred taxes on cash flow hedge transactions recognized in other comprehensive income, carried out by the subsidiary Seara Alimentos; and, gains associated with pension and other postretirement benefit obligations in the United States of America; and impacts related to the acquisitions of the King´s group in Italy and Rivalea in Australia.
[3]	Hedge and hedge accounting operations are disclosed in Note 25 — Risk management and financial.
[4]	The hedge and hedge accounting operations are demonstrated in footnote 27 — Risk management and financial instruments.